S-K 1606, De-SPAC Board Determination	Aug. 10, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	If we seek shareholder approval of our initial business combination, our initial shareholders have agreed to vote their Class B ordinary shares and private placement shares, which constitutes approximately 30.8% of the issued and outstanding ordinary shares following this offering (assuming no exercise of the underwriters’ over-allotment option), in favor of such initial business combination